UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

 /s/  John Grizzetti                 New York, New York       February 14, 2012
-----------------------------      ----------------------     -----------------
/s/ by John Grizzetti with             [City, State]              [Date]
    Express Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              15
                                            --------------------

Form 13F Information Table Value Total:          $2,320,759
                                            --------------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

         Column 1              Column 2     Column 3   Column 4   Column 5            Column 6   Column 7  Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING
                                TITLE OF                 VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER   AUTHORITY
      NAME OF ISSUER              CLASS        CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE     SHARED   NONE
ASSURED GUARANTY LTD               COM       G0585R106   19,421    1,478,000 SH          SOLE               1,478,000
BABCOCK & WILCOX CO NEW            COM       05615F102  343,295   14,220,993 SH          SOLE              14,220,993
BEAM INC                           COM       073730103  320,106    6,248,411 SH          SOLE               6,248,411
BP PLC                        SPONSORED ADR  055622104  427,475   10,001,751 SH          SOLE              10,001,751
CIT GROUP INC                    COM NEW     125581801  124,800    3,579,010 SH          SOLE               3,579,010
CLEAR CHANNEL OUTDOOR HLDGS       CL A       18451C109   63,665    5,072,946 SH          SOLE               5,072,946
DELPHI AUTOMATIVE PLC              SHS       G27823106   41,288    1,916,822 SH          SOLE               1,916,822
FORTUNE BRANDS HOME & SEC IN       COM       34964C106  147,526    8,662,696 SH          SOLE               8,662,696
GOLDEN ENTERPRISES INC             COM       381010107    2,014      556,417 SH          SOLE                 556,417
HUBBELL INC                       CL A       443510102   25,291      422,569 SH          SOLE                 422,569
HUBBELL INC                       CL B       443510201   75,914    1,135,416 SH          SOLE               1,135,416
LEGG MASON INC                     COM       524901105  102,564    4,264,627 SH          SOLE               4,264,627
VERISIGN INC                       COM       92343E102  104,433    2,923,646 SH          SOLE               2,923,646
VIASAT INC                         COM       92552V100   17,108      370,949 SH          SOLE                 370,949
VERISIGN INC                 SDCV 3.250% 8/1 92343EAD4  505,859  422,500,000 PRN         SOLE             422,500,000